SECURED BORROWINGS, Nord LB Facility (Details) - Secured Borrowings [Member] $ in Thousands		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2018 USD ($)	Nov. 13, 2018	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 2,416,807		$ 2,416,807	$ 2,058,891
Nord LB Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 108,882		$ 108,882	$ 153,176
Number of aircraft serving as security | Aircraft				5
Maturity date				Jan. 14, 2020
Percentage of lease rentals collected applied to interest and principal				95.00%
Period after termination or expiration of lease when payments become due				6 months
Period aircraft remains off-lease before interest is charged				6 months
Period aircraft remains off-lease before debt service is charged				12 months
Percentage of lease rate paid as debt service fee				85.00%
Period aircraft remains off-lease before payment in full is required or foreclosure on aircraft occurs				24 months
Nord LB Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default				$ 10,000
Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate				1 month
Basis spread on variable rate		1.85%	3.30%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.